Other assets and other liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Miscellaneous liabilities [abstract]
Contract liabilities	[1]	¥ 534,432	¥ 508,454	¥ 366,227
Accrued short-term employee benefits		477,737	394,948
Refund liabilities		218,465	197,836
Taxes payable other than income taxes		167,244	185,230
Accrued expenses		244,784	171,345
Insurance contract liabilities		162,344	145,057
Other long-term employee benefit obligations		91,251	64,684
Product warranties		24,753	26,167
Other		147,765	127,252
Total		2,068,775	1,820,973
Current liabilities		1,906,396	1,693,380	1,465,326
Non-current liabilities		¥ 162,379	¥ 127,593	¥ 106,481

[1]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”